John Hancock

New Opportunities Fund

Quarterly portfolio holdings 5/31/19

Fund’s investments

As of 5-31-19 (unaudited)

	Shares	Value
Common stocks 98.6%		$325,112,890
(Cost $298,606,755)
Communication services 1.9%		6,153,172

Diversified telecommunication services 0.1%
ATN International, Inc.	3,076	179,946
Cincinnati Bell, Inc. (A)	32	205
Consolidated Communications Holdings, Inc. (B)	4,731	18,924
Frontier Communications Corp. (A)(B)	16,280	30,606
Iridium Communications, Inc. (A)	4,566	97,849
Entertainment 0.2%
AMC Entertainment Holdings, Inc., Class A (B)	6,558	78,565
Ballantyne Strong, Inc. (A)	1,790	5,370
Cinemark Holdings, Inc.	2,623	99,648
IMAX Corp. (A)	5,050	109,888
Lions Gate Entertainment Corp., Class A (B)	6,390	94,380
Lions Gate Entertainment Corp., Class B	9,297	127,927
Reading International, Inc., Class A (A)	4,950	65,291
The Marcus Corp.	2,690	94,042
Interactive media and services 0.1%
Cars.com, Inc. (A)	7,740	163,856
DHI Group, Inc. (A)	9,726	33,457
Liberty TripAdvisor Holdings, Inc., Class A (A)	8,136	86,648
The Meet Group, Inc. (A)	17,883	69,207
Yelp, Inc. (A)	519	15,949
Media 1.3%
A.H. Belo Corp., Class A	4,469	17,206
Beasley Broadcast Group, Inc., Class A	447	1,417
Cardlytics, Inc. (A)	67,600	1,551,420
Emerald Expositions Events, Inc.	1,327	15,526
Entercom Communications Corp., Class A	11,360	65,774
Entravision Communications Corp., Class A	12,577	36,976
Fluent, Inc. (A)	2,724	13,293
Gannett Company, Inc.	17,545	137,904
Gray Television, Inc. (A)	7,213	124,280
Hemisphere Media Group, Inc. (A)	4,664	62,964
John Wiley & Sons, Inc., Class A	2,592	108,294
Liberty Latin America, Ltd., Class A (A)	5,173	88,200
Liberty Latin America, Ltd., Class C (A)	6,483	111,443
Marchex, Inc., Class B (A)	8,477	36,960
Media General, Inc. (A)(C)	5,000	480
Meredith Corp. (B)	4,933	255,381
New Media Investment Group, Inc.	9,312	85,950
News Corp., Class A	34,749	395,791
News Corp., Class B	11,564	134,721
Nexstar Media Group, Inc., Class A	3,654	365,948
Salem Media Group, Inc.	4,629	9,397
Scholastic Corp.	3,596	118,992
Sinclair Broadcast Group, Inc., Class A	2,926	157,068
TEGNA, Inc.	8,979	135,942
The EW Scripps Company, Class A	7,329	111,547
Townsquare Media, Inc., Class A	2,297	12,634
Wireless telecommunication services 0.2%
Spok Holdings, Inc.	5,703	88,111

2	JOHN HANCOCK NEW OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Communication services (continued)
Wireless telecommunication services (continued)
Telephone & Data Systems, Inc.	13,730	$395,561
United States Cellular Corp. (A)	3,266	142,234
Consumer discretionary 13.8%		45,647,951

Auto components 1.5%
Adient PLC	9,231	159,327
American Axle & Manufacturing Holdings, Inc. (A)	14,986	151,508
BorgWarner, Inc.	7,075	251,021
Cooper Tire & Rubber Company	7,042	194,218
Cooper-Standard Holdings, Inc. (A)	2,077	80,297
Dana, Inc.	5,915	86,300
Fox Factory Holding Corp. (A)	34,466	2,309,911
Gentex Corp.	12,176	260,079
Gentherm, Inc. (A)	3,179	118,831
LCI Industries	914	75,743
Lear Corp.	3,651	434,579
Modine Manufacturing Company (A)	7,229	92,893
Motorcar Parts of America, Inc. (A)(B)	5,140	91,029
Shiloh Industries, Inc. (A)	5,848	23,626
Standard Motor Products, Inc.	3,671	155,577
Stoneridge, Inc. (A)	3,659	95,244
Strattec Security Corp.	683	16,829
Superior Industries International, Inc.	3,530	13,026
Tenneco, Inc., Class A	3,531	35,098
The Goodyear Tire & Rubber Company	23,699	317,804
Tower International, Inc.	4,371	76,187
Automobiles 0.4%
Harley-Davidson, Inc.	3,139	102,708
Thor Industries, Inc.	23,992	1,238,947
Winnebago Industries, Inc.	3,652	117,375
Distributors 0.5%
Core-Mark Holding Company, Inc.	3,223	118,864
Pool Corp.	7,514	1,350,867
Weyco Group, Inc.	824	20,616
Diversified consumer services 1.7%
Adtalem Global Education, Inc. (A)	7,109	312,512
American Public Education, Inc. (A)	4,156	116,285
Ascent Capital Group, Inc., Class A (A)	1,985	2,501
Career Education Corp. (A)	4,381	82,231
Carriage Services, Inc.	2,792	50,870
Graham Holdings Company, Class B	797	542,390
Grand Canyon Education, Inc. (A)	31,790	3,810,346
Houghton Mifflin Harcourt Company (A)	14,736	83,111
K12, Inc. (A)	8,884	271,584
Laureate Education, Inc., Class A (A)	2,951	47,393
Regis Corp. (A)	5,845	108,951
Universal Technical Institute, Inc. (A)	5,699	19,320
Zovio, Inc. (A)	10,518	43,124
Hotels, restaurants and leisure 2.3%
Aramark	11,118	386,795
Ark Restaurants Corp.	197	3,907
BBX Capital Corp.	11,228	45,923

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	3

	Shares	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Biglari Holdings, Inc., Class A (A)	31	$15,175
Biglari Holdings, Inc., Class B (A)	317	28,720
Carrols Restaurant Group, Inc. (A)	6,927	59,018
Century Casinos, Inc. (A)	5,448	47,616
Churchill Downs, Inc.	16,525	1,629,035
Chuy’s Holdings, Inc. (A)	48,367	1,069,878
Dave & Buster’s Entertainment, Inc.	31,934	1,588,397
Del Frisco’s Restaurant Group, Inc. (A)(B)	5,361	36,776
Del Taco Restaurants, Inc. (A)	10,355	112,041
El Pollo Loco Holdings, Inc. (A)	7,455	78,128
Eldorado Resorts, Inc. (A)	1,738	85,457
Extended Stay America, Inc.	12,037	206,314
Fiesta Restaurant Group, Inc. (A)	2,735	38,782
International Game Technology PLC	8,369	108,797
J Alexander’s Holdings, Inc. (A)	3,506	36,883
Luby’s, Inc. (A)	6,731	8,818
Marriott Vacations Worldwide Corp.	3,675	330,383
Monarch Casino & Resort, Inc. (A)	1,250	53,788
Papa John’s International, Inc.	27,600	1,337,772
Playa Hotels & Resorts NV (A)	5,775	46,489
Potbelly Corp. (A)	6,037	30,366
RCI Hospitality Holdings, Inc.	2,292	37,268
Red Lion Hotels Corp. (A)	4,044	30,654
Red Robin Gourmet Burgers, Inc. (A)	3,142	80,372
Speedway Motorsports, Inc.	9,637	175,008
The Habit Restaurants, Inc., Class A (A)	2,441	24,898
Household durables 1.3%
Bassett Furniture Industries, Inc.	1,320	19,391
Cavco Industries, Inc. (A)	1,067	153,221
Century Communities, Inc. (A)	4,395	117,347
CSS Industries, Inc.	1,907	9,058
Emerson Radio Corp. (A)	6,514	7,231
Ethan Allen Interiors, Inc.	5,256	111,532
Flexsteel Industries, Inc.	1,332	22,844
Green Brick Partners, Inc. (A)	1,874	16,285
Helen of Troy, Ltd. (A)	322	43,022
Hooker Furniture Corp.	2,702	72,495
KB Home	4,315	108,436
La-Z-Boy, Inc.	6,324	203,570
LGI Homes, Inc. (A)	593	40,443
Libbey, Inc. (A)	4,880	9,077
Lifetime Brands, Inc.	962	7,504
M/I Homes, Inc. (A)	2,518	68,943
MDC Holdings, Inc.	6,353	199,675
Meritage Homes Corp. (A)	4,328	216,833
Newell Brands, Inc.	16,889	226,650
PulteGroup, Inc.	21,974	681,194
Skyline Champion Corp.	705	16,490
Taylor Morrison Home Corp., Class A (A)	10,772	215,117
The New Home Company, Inc. (A)	7,847	30,996
Toll Brothers, Inc.	21,987	764,488
TopBuild Corp. (A)	4,766	377,801
TRI Pointe Group, Inc. (A)	19,605	241,142

4	JOHN HANCOCK NEW OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Consumer discretionary (continued)
Household durables (continued)
Universal Electronics, Inc. (A)	1,808	$71,217
VOXX International Corp. (A)	6,716	23,976
William Lyon Homes, Class A (A)	6,087	112,853
ZAGG, Inc. (A)	6,430	42,824
Internet and direct marketing retail 1.1%
1-800-Flowers.com, Inc., Class A (A)	6,527	119,183
Lands’ End, Inc. (A)	864	10,688
Liberty Expedia Holdings, Inc., Series A (A)	6,290	259,337
Liquidity Services, Inc. (A)	6,901	38,784
Quotient Technology, Inc. (A)	159,100	1,681,687
Qurate Retail, Inc. (A)	35,260	441,808
Stamps.com, Inc. (A)	246	8,251
Stitch Fix, Inc., Class A (A)(B)	49,700	1,151,052
The Rubicon Project, Inc. (A)	7,487	41,179
Leisure products 0.2%
Acushnet Holdings Corp.	5,665	133,071
American Outdoor Brands Corp. (A)	2,788	23,391
Brunswick Corp.	6,202	257,259
Callaway Golf Company	13,435	197,495
JAKKS Pacific, Inc. (A)	3,041	2,363
Johnson Outdoors, Inc., Class A	535	39,488
Nautilus, Inc. (A)	5,065	13,625
Vista Outdoor, Inc. (A)	9,714	74,506
Multiline retail 0.7%
Big Lots, Inc.	1,474	40,682
Dillard’s, Inc., Class A (B)	4,357	246,868
Fred’s, Inc., Class A (A)	1,382	553
J.C. Penney Company, Inc. (A)(B)	40,520	34,442
Kohl’s Corp.	920	45,374
Macy’s, Inc.	17,556	361,127
Ollie’s Bargain Outlet Holdings, Inc. (A)	15,759	1,555,728
Tuesday Morning Corp. (A)	10,364	15,753
Specialty retail 3.4%
Aaron’s, Inc.	6,442	343,101
Abercrombie & Fitch Company, Class A	8,190	141,687
American Eagle Outfitters, Inc.	72,579	1,262,875
America’s Car-Mart, Inc. (A)	1,227	105,645
Asbury Automotive Group, Inc. (A)	419	31,086
Ascena Retail Group, Inc. (A)	26,215	27,526
At Home Group, Inc. (A)(B)	1,767	33,661
AutoNation, Inc. (A)	19,954	787,584
Barnes & Noble Education, Inc. (A)	12,606	39,961
Barnes & Noble, Inc.	11,216	49,238
Bed Bath & Beyond, Inc. (B)	10,357	131,430
Big 5 Sporting Goods Corp. (B)	5,096	10,192
Boot Barn Holdings, Inc. (A)	3,641	95,139
Build-A-Bear Workshop, Inc. (A)	3,383	17,050
Caleres, Inc.	5,931	111,859
Camping World Holdings, Inc., Class A (B)	99,300	1,045,629
Chico’s FAS, Inc.	17,671	59,551
Citi Trends, Inc.	1,969	26,936
Conn’s, Inc. (A)	3,027	54,335

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	5

	Shares	Value
Consumer discretionary (continued)
Specialty retail (continued)
Designer Brands, Inc., Class A	8,602	$155,610
Destination Maternity Corp. (A)	3,213	4,177
Dick’s Sporting Goods, Inc.	7,788	268,764
Express, Inc. (A)	17,680	53,217
Five Below, Inc. (A)	20,465	2,634,459
Foot Locker, Inc.	7,625	300,044
Francesca’s Holdings Corp. (A)(B)	6,007	2,862
GameStop Corp., Class A (B)	11,333	85,904
Genesco, Inc. (A)	3,522	158,420
Group 1 Automotive, Inc.	1,707	123,228
Guess?, Inc.	12,763	206,378
Haverty Furniture Companies, Inc.	3,731	64,957
Hibbett Sports, Inc. (A)	5,518	122,058
Kirkland’s, Inc. (A)	3,512	14,153
Lithia Motors, Inc., Class A	11,057	1,262,157
MarineMax, Inc. (A)	3,533	55,044
Murphy USA, Inc. (A)	200	16,052
Office Depot, Inc.	42,050	82,418
Penske Automotive Group, Inc.	8,195	350,090
Pier 1 Imports, Inc. (A)(B)	22,118	12,824
RTW RetailWinds, Inc. (A)	2,900	5,539
Sears Hometown and Outlet Stores, Inc. (A)(B)	5,170	11,271
Shoe Carnival, Inc.	1,826	46,910
Signet Jewelers, Ltd.	5,769	108,803
Sonic Automotive, Inc., Class A	4,036	70,347
Stage Stores, Inc.	3,629	3,665
The Cato Corp., Class A	3,464	42,919
The Gap, Inc.	4,732	88,394
Tile Shop Holdings, Inc.	2,488	10,400
Tilly’s, Inc., Class A	2,881	22,472
TravelCenters of America LLC (A)	9,249	32,834
Urban Outfitters, Inc. (A)	7,157	160,818
Vitamin Shoppe, Inc. (A)	6,405	23,955
Zumiez, Inc. (A)	4,435	87,724
Textiles, apparel and luxury goods 0.7%
Capri Holdings, Ltd. (A)	2,373	77,075
Culp, Inc.	1,922	33,116
Deckers Outdoor Corp. (A)	717	109,056
Delta Apparel, Inc. (A)	522	11,254
Fossil Group, Inc. (A)	6,930	67,845
G-III Apparel Group, Ltd. (A)	7,614	195,908
Lakeland Industries, Inc. (A)	700	8,540
Movado Group, Inc.	2,782	71,664
Oxford Industries, Inc.	18,065	1,286,951
PVH Corp.	1,605	136,730
Rocky Brands, Inc.	1,741	42,585
Superior Group of Companies, Inc.	640	10,246
Unifi, Inc. (A)	3,710	69,934
Vera Bradley, Inc. (A)	9,128	99,952
Wolverine World Wide, Inc.	4,503	125,814

6	JOHN HANCOCK NEW OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Consumer staples 3.3%		$10,823,854

Beverages 0.0%
Craft Brew Alliance, Inc. (A)	5,110	70,569
Food and staples retailing 1.4%
Casey’s General Stores, Inc.	899	116,043
Ingles Markets, Inc., Class A	2,301	68,593
Natural Grocers by Vitamin Cottage, Inc. (A)	5,628	57,800
Performance Food Group Company (A)	36,103	1,420,653
PriceSmart, Inc.	14,400	699,840
Smart & Final Stores, Inc. (A)	147,569	960,674
SpartanNash Company	5,433	62,697
The Andersons, Inc.	4,495	122,129
The Chefs’ Warehouse, Inc. (A)	3,803	120,441
United Natural Foods, Inc. (A)	8,331	84,560
US Foods Holding Corp. (A)	20,713	715,841
Village Super Market, Inc., Class A	3,115	82,485
Weis Markets, Inc.	4,513	170,591
Food products 1.5%
Alico, Inc.	490	12,627
Bunge, Ltd.	10,782	563,791
Cal-Maine Foods, Inc.	2,523	93,401
Darling Ingredients, Inc. (A)	18,143	342,903
Dean Foods Company (B)	17,233	18,956
Farmer Brothers Company (A)	3,051	55,894
Fresh Del Monte Produce, Inc.	4,393	109,913
Hostess Brands, Inc. (A)	10,020	134,168
Ingredion, Inc.	3,129	238,305
John B. Sanfilippo & Son, Inc.	1,267	97,116
Landec Corp. (A)	4,288	42,537
Limoneira Company	1,516	28,728
Pilgrim’s Pride Corp. (A)	6,403	163,725
Post Holdings, Inc. (A)	6,813	716,046
Sanderson Farms, Inc.	10,558	1,443,384
Seaboard Corp.	95	389,500
Seneca Foods Corp., Class A (A)	2,016	49,795
TreeHouse Foods, Inc. (A)	4,349	226,713
Household products 0.1%
Central Garden & Pet Company (A)	2,475	69,671
Central Garden & Pet Company, Class A (A)	4,155	106,243
Oil-Dri Corp. of America	855	25,128
Spectrum Brands Holdings, Inc.	4,198	221,109
Personal products 0.2%
Coty, Inc., Class A	43,341	534,828
Edgewell Personal Care Company (A)	2,578	73,576
Inter Parfums, Inc.	1,517	98,271
Mannatech, Inc.	83	1,391
Natural Alternatives International, Inc. (A)	1,588	19,437
Nature’s Sunshine Products, Inc. (A)	603	5,807
Tobacco 0.1%
Pyxus International, Inc. (A)(B)	2,000	35,880
Universal Corp.	2,691	152,095

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	7

	Shares	Value
Energy 6.3%		$20,654,503

Energy equipment and services 3.6%
Apergy Corp. (A)	1,209	37,491
Archrock, Inc.	8,649	76,717
Basic Energy Services, Inc. (A)	6,367	12,161
C&J Energy Services, Inc. (A)	3,484	41,251
CARBO Ceramics, Inc. (A)	883	1,272
Dawson Geophysical Company (A)	5,257	11,776
Diamond Offshore Drilling, Inc. (A)(B)	7,714	60,709
Dril-Quip, Inc. (A)	47,201	1,947,041
Ensco Rowan PLC, Class A	20,458	171,233
Era Group, Inc. (A)	6,242	45,879
Exterran Corp. (A)	6,677	92,143
Forum Energy Technologies, Inc. (A)	19,898	76,010
Frank’s International NV (A)	418,244	2,379,808
Geospace Technologies Corp. (A)	2,589	32,388
Gulf Island Fabrication, Inc. (A)	4,932	39,456
Helix Energy Solutions Group, Inc. (A)	21,993	148,673
Helmerich & Payne, Inc.	7,270	355,576
Hornbeck Offshore Services, Inc. (A)	3,837	4,758
Independence Contract Drilling, Inc. (A)	3,895	7,751
Keane Group, Inc. (A)	2,606	19,128
KLX Energy Services Holdings, Inc. (A)	4,784	94,245
Matrix Service Company (A)	5,631	101,921
McDermott International, Inc. (A)(B)	18,075	109,173
Mitcham Industries, Inc. (A)	2,782	10,043
Nabors Industries, Ltd.	35,434	83,624
National Oilwell Varco, Inc.	9,182	191,445
Natural Gas Services Group, Inc. (A)	31,553	480,552
Newpark Resources, Inc. (A)	104,481	730,322
Noble Corp. PLC (A)	37,700	73,138
Oceaneering International, Inc. (A)	79,213	1,299,093
Oil States International, Inc. (A)	44,937	747,752
Patterson-UTI Energy, Inc.	20,218	214,917
Pioneer Energy Services Corp. (A)	22,654	7,136
ProPetro Holding Corp. (A)	2,500	48,550
RPC, Inc. (B)	209,579	1,559,268
SEACOR Holdings, Inc. (A)	2,696	112,181
SEACOR Marine Holdings, Inc. (A)	2,710	37,317
Select Energy Services, Inc., Class A (A)	3,613	38,659
Smart Sand, Inc. (A)	1,435	4,779
Superior Energy Services, Inc. (A)	25,879	41,924
TETRA Technologies, Inc. (A)	23,335	35,936
Tidewater, Inc. (A)	1,049	22,354
Transocean, Ltd. (A)	16,551	102,616
U.S. Silica Holdings, Inc.	8,525	88,490
Oil, gas and consumable fuels 2.7%
Abraxas Petroleum Corp. (A)	347,900	332,279
Adams Resources & Energy, Inc.	139	4,733
Alta Mesa Resources, Inc., Class A (A)(B)	3,577	518
Antero Resources Corp. (A)(B)	44,416	291,813
Arch Coal, Inc., Class A	2,273	200,365
Ardmore Shipping Corp. (A)	2,870	20,205
Bonanza Creek Energy, Inc. (A)	2,851	55,680
Callon Petroleum Company (A)	23,665	147,906

8	JOHN HANCOCK NEW OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Centennial Resource Development, Inc., Class A (A)	19,086	$150,779
Chesapeake Energy Corp. (A)(B)	13,382	25,693
Cimarex Energy Company	2,437	139,372
Clean Energy Fuels Corp. (A)	44,635	119,175
CNX Resources Corp. (A)	26,754	206,541
CONSOL Energy, Inc. (A)	2,881	75,540
Contango Oil & Gas Company (A)	6,165	13,193
Delek US Holdings, Inc.	8,331	255,012
Denbury Resources, Inc. (A)	47,850	68,904
DHT Holdings, Inc.	4,313	23,980
Dorian LPG, Ltd. (A)	14,044	99,151
Earthstone Energy, Inc., Class A (A)	1,313	7,182
EnLink Midstream LLC	13,015	135,096
Extraction Oil & Gas, Inc. (A)(B)	12,901	43,734
GasLog, Ltd.	6,538	94,147
Green Plains, Inc.	6,351	82,881
Gulfport Energy Corp. (A)	19,500	106,665
Hallador Energy Company	2,552	14,444
HighPoint Resources Corp. (A)	24,524	45,860
HollyFrontier Corp.	12,391	470,610
International Seaways, Inc. (A)	6,137	109,239
Jagged Peak Energy, Inc. (A)	1,044	8,665
Kosmos Energy, Ltd.	21,688	133,598
Laredo Petroleum, Inc. (A)	7,895	20,843
Matador Resources Company (A)	77,149	1,268,330
Midstates Petroleum Company, Inc. (A)	1,107	7,406
Montage Resources Corp. (A)(B)	3,815	29,795
Murphy Oil Corp.	17,248	428,613
NACCO Industries, Inc., Class A	1,238	61,850
Oasis Petroleum, Inc. (A)	25,392	132,038
Overseas Shipholding Group, Inc., Class A (A)	19,221	28,832
Pacific Ethanol, Inc. (A)	9,266	8,985
Panhandle Oil and Gas, Inc., Class A	59	782
Par Pacific Holdings, Inc. (A)	5,395	105,742
Parsley Energy, Inc., Class A (A)	20,224	360,594
PBF Energy, Inc., Class A	11,449	302,254
PDC Energy, Inc. (A)	6,131	187,118
Peabody Energy Corp.	8,950	210,504
Penn Virginia Corp. (A)	1,965	59,933
QEP Resources, Inc. (A)	25,274	174,643
Range Resources Corp.	32,813	256,598
Renewable Energy Group, Inc. (A)	5,931	92,761
REX American Resources Corp. (A)	702	47,364
Ring Energy, Inc. (A)	9,014	31,910
SandRidge Energy, Inc. (A)	3,085	21,256
Scorpio Tankers, Inc.	5,653	147,148
SemGroup Corp., Class A	9,130	115,129
Ship Finance International, Ltd. (B)	6,555	81,151
SilverBow Resources, Inc. (A)	1,162	16,582
SM Energy Company	13,120	152,586
Southwestern Energy Company (A)	25,846	92,787
SRC Energy, Inc. (A)	25,944	122,975
Talos Energy, Inc. (A)	1,945	45,396

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	9

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Teekay Tankers, Ltd., Class A (A)	8,305	$9,302
Unit Corp. (A)	7,260	69,841
Whiting Petroleum Corp. (A)	6,770	124,433
World Fuel Services Corp.	7,109	207,156
WPX Energy, Inc. (A)	32,737	352,250
Financials 21.9%		72,243,560

Banks 10.8%
1st Source Corp.	2,480	108,525
Allegiance Bancshares, Inc. (A)	1,918	62,258
American National Bankshares, Inc.	539	18,800
Ameris Bancorp	50,981	1,799,119
Arrow Financial Corp.	1,273	40,952
Associated Banc-Corp.	20,056	397,309
Atlantic Capital Bancshares, Inc. (A)	4,294	70,250
Atlantic Union Bankshares Corp.	41,461	1,339,190
Banc of California, Inc.	6,502	86,021
BancFirst Corp.	3,346	174,762
BancorpSouth Bank	4,439	120,208
Bank of Commerce Holdings	3,052	31,436
Bank of Marin Bancorp	2,158	87,421
Bank OZK	6,462	186,752
BankFinancial Corp.	3,202	44,508
BankUnited, Inc.	50,978	1,655,765
Banner Corp.	5,478	276,420
Bar Harbor Bankshares	2,084	49,245
BCB Bancorp, Inc.	1,400	17,136
Berkshire Hills Bancorp, Inc.	8,901	259,820
Boston Private Financial Holdings, Inc.	10,341	105,995
Bridge Bancorp, Inc.	2,589	72,052
Brookline Bancorp, Inc.	15,966	229,112
Bryn Mawr Bank Corp.	3,056	111,727
C&F Financial Corp.	568	27,298
Cadence Bancorp	5,837	107,985
Camden National Corp.	3,530	149,496
Capital City Bank Group, Inc.	3,796	88,864
Carolina Financial Corp.	2,930	97,276
Cathay General Bancorp	2,248	75,623
CBTX, Inc.	500	13,625
CenterState Bank Corp.	7,873	172,340
Central Pacific Financial Corp.	3,897	108,298
Central Valley Community Bancorp	1,337	26,232
Century Bancorp, Inc., Class A	234	20,969
Chemical Financial Corp.	8,764	331,805
CIT Group, Inc.	11,849	563,301
Citizens & Northern Corp.	2,868	79,157
City Holding Company	623	45,510
Civista Bancshares, Inc.	509	11,045
CNB Financial Corp.	2,721	67,345
Columbia Banking System, Inc.	2,987	99,616
Community Bank System, Inc.	3,395	209,845
Community Trust Bancorp, Inc.	3,066	121,383
ConnectOne Bancorp, Inc.	4,623	97,129

10	JOHN HANCOCK NEW OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
Customers Bancorp, Inc. (A)	5,105	$100,671
CVB Financial Corp.	4,454	91,530
Eagle Bancorp, Inc.	3,667	194,644
Enterprise Bancorp, Inc.	213	5,973
Enterprise Financial Services Corp.	2,402	94,134
Equity Bancshares, Inc., Class A (A)	1,622	40,355
Farmers National Banc Corp.	7,522	101,171
FB Financial Corp.	2,194	76,329
Fidelity Southern Corp.	4,717	132,878
Financial Institutions, Inc.	4,229	114,310
First Bancorp (NC)	2,663	94,297
First Bancorp (PR)	32,723	325,921
First Bancorp, Inc.	1,814	45,858
First Busey Corp.	4,895	120,955
First Citizens BancShares, Inc., Class A	1,900	798,190
First Commonwealth Financial Corp.	18,776	236,014
First Community Bankshares, Inc.	4,517	147,977
First Financial Bancorp	10,890	243,065
First Financial Corp.	1,254	47,439
First Financial Northwest, Inc.	2,061	31,245
First Foundation, Inc.	4,564	59,834
First Hawaiian, Inc.	2,325	57,869
First Horizon National Corp.	15,811	212,026
First Internet Bancorp	1,438	29,235
First Interstate BancSystem, Inc., Class A	5,269	194,479
First Merchants Corp.	5,479	182,177
First Mid Bancshares, Inc.	1,032	34,489
First Midwest Bancorp, Inc.	9,231	179,912
Flushing Financial Corp.	4,963	104,372
FNB Corp.	35,021	385,231
Franklin Financial Network, Inc.	3,108	81,585
Fulton Financial Corp.	19,047	300,181
German American Bancorp, Inc.	2,197	61,230
Great Southern Bancorp, Inc.	3,115	172,010
Great Western Bancorp, Inc.	7,690	238,928
Hancock Whitney Corp.	12,956	492,069
Hanmi Financial Corp.	5,203	107,286
Heartland Financial USA, Inc.	3,282	135,514
Heritage Commerce Corp.	8,372	99,711
Heritage Financial Corp.	3,291	92,477
Hilltop Holdings, Inc.	13,802	277,834
Home BancShares, Inc.	4,752	83,255
HomeTrust Bancshares, Inc.	4,277	104,701
Hope Bancorp, Inc.	121,892	1,568,750
Horizon Bancorp, Inc.	5,752	89,214
Howard Bancorp, Inc. (A)	775	10,773
IBERIABANK Corp.	5,777	413,056
Independent Bank Corp. (MA)	2,859	198,272
Independent Bank Corp. (MI)	2,100	44,415
Independent Bank Group, Inc.	4,890	252,520
International Bancshares Corp.	9,510	346,735
Investors Bancorp, Inc.	39,164	407,697
Lakeland Bancorp, Inc.	6,436	99,179

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	11

	Shares	Value
Financials (continued)
Banks (continued)
LegacyTexas Financial Group, Inc.	5,368	$195,932
Live Oak Bancshares, Inc. (B)	988	15,344
Macatawa Bank Corp.	9,806	99,531
MBT Financial Corp.	5,279	48,250
Mercantile Bank Corp.	3,438	106,062
Midland States Bancorp, Inc.	2,466	60,417
MidSouth Bancorp, Inc.	729	8,209
MidWestOne Financial Group, Inc.	1,523	42,400
National Bank Holdings Corp., Class A	4,984	174,889
NBT Bancorp, Inc.	6,291	226,161
Nicolet Bankshares, Inc. (A)	1,053	61,590
Northeast Bank	1,221	25,226
Northrim Bancorp, Inc.	1,302	43,526
OFG Bancorp	8,685	163,104
Old Line Bancshares, Inc.	390	9,606
Old National Bancorp	15,759	251,198
Old Second Bancorp, Inc.	3,314	40,431
Opus Bank	5,728	114,961
Origin Bancorp, Inc.	637	21,250
Pacific Mercantile Bancorp (A)	3,866	30,039
Pacific Premier Bancorp, Inc.	4,311	122,001
PacWest Bancorp	13,974	507,815
Park National Corp.	1,047	98,931
Peapack Gladstone Financial Corp.	4,294	116,110
Peoples Bancorp, Inc.	3,761	116,253
People’s United Financial, Inc.	48,120	739,604
People’s Utah Bancorp	1,598	44,744
Pinnacle Financial Partners, Inc.	41,874	2,217,228
Popular, Inc.	55,455	2,895,306
Premier Financial Bancorp, Inc.	903	14,096
Prosperity Bancshares, Inc.	7,546	489,056
QCR Holdings, Inc.	1,243	39,875
Renasant Corp.	4,547	153,689
Republic Bancorp, Inc., Class A	1,459	66,881
S&T Bancorp, Inc.	6,774	255,380
Sandy Spring Bancorp, Inc.	3,875	124,581
Seacoast Banking Corp. of Florida (A)	4,114	95,404
Shore Bancshares, Inc.	2,964	45,497
Sierra Bancorp	3,854	95,579
Simmons First National Corp., Class A	11,770	268,474
South State Corp.	2,861	188,511
Southern First Bancshares, Inc. (A)	627	22,340
Southern National Bancorp of Virginia, Inc.	3,580	49,440
Southside Bancshares, Inc.	2,461	80,155
Sterling Bancorp	19,385	374,324
Synovus Financial Corp.	9,481	303,013
TCF Financial Corp.	53,282	1,015,555
Texas Capital Bancshares, Inc. (A)	1,682	96,379
The Bancorp, Inc. (A)	14,471	128,792
The First Bancshares, Inc.	752	22,410
The First of Long Island Corp.	2,347	50,108
TierOne Corp. (A)(C)	1,301	1
Tompkins Financial Corp.	2,253	178,055

12	JOHN HANCOCK NEW OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
Towne Bank	3,921	$99,437
TriCo Bancshares	2,677	99,852
TriState Capital Holdings, Inc. (A)	6,380	131,237
Triumph Bancorp, Inc. (A)	3,766	105,712
Trustmark Corp.	10,459	332,282
Umpqua Holdings Corp.	24,344	388,774
United Bankshares, Inc.	9,227	330,142
United Community Banks, Inc.	8,093	214,545
Univest Financial Corp.	4,020	95,998
Valley National Bancorp	20,219	198,551
Veritex Holdings, Inc.	4,220	107,315
Washington Trust Bancorp, Inc.	1,514	74,322
WesBanco, Inc.	9,653	342,971
West Bancorporation, Inc.	1,800	37,440
Wintrust Financial Corp.	2,414	163,524
Zions Bancorp NA	4,167	179,473
Capital markets 2.3%
Artisan Partners Asset Management, Inc., Class A	51,220	1,211,353
Blucora, Inc. (A)	11,765	364,362
BrightSphere Investment Group PLC	125,720	1,350,233
Cowen, Inc., Class A (A)	6,263	94,884
GAIN Capital Holdings, Inc. (B)	11,270	43,840
Houlihan Lokey, Inc.	27,670	1,250,961
INTL. FCStone, Inc. (A)	1,915	66,565
Invesco, Ltd.	22,409	437,872
Janus Henderson Group PLC	16,832	342,026
Legg Mason, Inc.	11,209	399,265
Oppenheimer Holdings, Inc., Class A	3,186	78,503
Piper Jaffray Companies	300	21,246
Pzena Investment Management, Inc., Class A	61,492	543,589
Stifel Financial Corp.	23,033	1,235,260
Virtus Investment Partners, Inc.	948	96,307
Waddell & Reed Financial, Inc., Class A	8,805	142,201
Consumer finance 1.8%
Asta Funding, Inc. (A)	290	2,030
Consumer Portfolio Services, Inc. (A)	5,992	19,534
Encore Capital Group, Inc. (A)(B)	34,327	1,178,789
Enova International, Inc. (A)	3,818	81,514
EZCORP, Inc., Class A (A)	9,937	87,247
LendingClub Corp. (A)	22,870	68,610
Navient Corp.	31,825	414,998
Nelnet, Inc., Class A	6,166	365,336
Nicholas Financial, Inc. (A)	75	659
OneMain Holdings, Inc.	17,326	517,528
PRA Group, Inc. (A)	6,959	192,138
Regional Management Corp. (A)	3,525	86,962
Santander Consumer USA Holdings, Inc.	27,680	619,755
SLM Corp.	201,680	1,917,977
World Acceptance Corp. (A)	1,278	169,067
Diversified financial services 0.2%
Cannae Holdings, Inc. (A)	1,903	48,393
First Eagle Private Credit LLC (A)(C)	16,196	4,204

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	13

	Shares	Value
Financials (continued)
Diversified financial services (continued)
Marlin Business Services Corp.	2,737	$61,035
On Deck Capital, Inc. (A)	8,386	33,712
Voya Financial, Inc.	10,927	556,512
Insurance 3.5%
Ambac Financial Group, Inc. (A)	6,440	97,888
American Equity Investment Life Holding Company	9,807	277,636
American National Insurance Company	2,616	296,576
Argo Group International Holdings, Ltd.	5,004	352,732
Assurant, Inc.	5,970	596,761
Assured Guaranty, Ltd.	14,081	575,490
Athene Holding, Ltd., Class A (A)	7,762	315,525
Atlas Financial Holdings, Inc. (A)	2,735	1,977
Axis Capital Holdings, Ltd.	2,797	166,645
Brighthouse Financial, Inc. (A)	2,761	97,988
CNO Financial Group, Inc.	15,751	247,448
Donegal Group, Inc., Class A	6,320	91,324
eHealth, Inc. (A)	507	35,774
EMC Insurance Group, Inc.	3,638	131,259
Employers Holdings, Inc.	3,468	144,061
Enstar Group, Ltd. (A)	1,402	230,489
FBL Financial Group, Inc., Class A	4,081	251,226
FedNat Holding Company	4,812	65,058
First American Financial Corp.	2,207	113,992
Genworth Financial, Inc., Class A (A)	24,551	71,443
Global Indemnity, Ltd.	2,891	85,863
Greenlight Capital Re, Ltd., Class A (A)(B)	132,456	1,344,428
Hallmark Financial Services, Inc. (A)	4,441	52,359
HCI Group, Inc.	2,133	86,706
Heritage Insurance Holdings, Inc.	146,887	2,148,957
Horace Mann Educators Corp.	7,073	286,527
Independence Holding Company	2,216	82,723
Investors Title Company	98	15,132
James River Group Holdings, Ltd.	1,652	73,679
Maiden Holdings, Ltd.	18,564	10,026
MBIA, Inc. (A)	11,600	102,892
Mercury General Corp.	2,005	115,588
National General Holdings Corp.	7,994	181,624
National Western Life Group, Inc., Class A	504	134,387
Old Republic International Corp.	24,140	532,287
ProAssurance Corp.	2,605	97,740
Protective Insurance Corp., Class B	1,111	19,054
Reinsurance Group of America, Inc.	893	132,218
RenaissanceRe Holdings, Ltd.	757	132,051
Safety Insurance Group, Inc.	2,229	203,129
State Auto Financial Corp.	8,886	303,812
Stewart Information Services Corp.	2,578	106,033
Third Point Reinsurance, Ltd. (A)	15,181	154,239
Tiptree, Inc.	5,585	33,789
United Fire Group, Inc.	2,379	111,670
United Insurance Holdings Corp.	5,210	70,231
Unum Group	19,372	610,024
White Mountains Insurance Group, Ltd.	124	121,470

14	JOHN HANCOCK NEW OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Mortgage real estate investment trusts 1.2%
Anworth Mortgage Asset Corp.	339,200	$1,285,568
Capstead Mortgage Corp.	185,000	1,463,350
Two Harbors Investment Corp.	106,600	1,302,652
Thrifts and mortgage finance 2.1%
Axos Financial, Inc. (A)	1,100	30,041
Capitol Federal Financial, Inc.	26,785	355,705
Dime Community Bancshares, Inc.	5,408	96,154
ESSA Bancorp, Inc.	589	8,923
Federal Agricultural Mortgage Corp., Class C	1,506	103,056
First Defiance Financial Corp.	3,686	99,891
Flagstar Bancorp, Inc.	8,198	258,073
FS Bancorp, Inc.	206	9,713
Hingham Institution for Savings	102	18,417
Home Bancorp, Inc.	2,190	78,074
HomeStreet, Inc. (A)	47,298	1,345,628
Kearny Financial Corp.	20,304	272,277
Luther Burbank Corp.	102,700	1,021,865
Meridian Bancorp, Inc.	6,371	110,027
Meta Financial Group, Inc.	3,450	90,287
Mr. Cooper Group, Inc. (A)	6,585	49,848
New York Community Bancorp, Inc.	52,031	516,668
NMI Holdings, Inc., Class A (A)	7,032	191,692
Northfield Bancorp, Inc.	8,530	128,035
Northwest Bancshares, Inc.	7,987	133,942
OceanFirst Financial Corp.	5,419	129,081
Ocwen Financial Corp. (A)	1,811	2,807
Oritani Financial Corp.	9,104	145,664
Provident Financial Holdings, Inc.	768	15,337
Provident Financial Services, Inc.	12,005	286,199
Radian Group, Inc.	9,633	216,261
Riverview Bancorp, Inc.	5,611	43,485
Territorial Bancorp, Inc.	1,321	35,535
Timberland Bancorp, Inc.	938	22,868
TrustCo Bank Corp.	17,726	130,818
United Community Financial Corp.	12,326	112,906
United Financial Bancorp, Inc.	8,429	109,914
Walker & Dunlop, Inc.	2,335	117,380
Washington Federal, Inc.	4,514	142,507
Waterstone Financial, Inc.	7,156	118,146
Western New England Bancorp, Inc.	7,462	68,352
WSFS Financial Corp.	7,252	287,832
Health care 12.7%		41,712,490

Biotechnology 3.5%
Abeona Therapeutics, Inc. (A)	14,400	78,336
Achillion Pharmaceuticals, Inc. (A)	32,241	89,630
Acorda Therapeutics, Inc. (A)	8,564	79,560
Adamas Pharmaceuticals, Inc. (A)(B)	14,200	66,740
Adverum Biotechnologies, Inc. (A)	13,501	135,685
Aimmune Therapeutics, Inc. (A)	60,418	1,182,380
Akebia Therapeutics, Inc. (A)	14,760	65,682
AMAG Pharmaceuticals, Inc. (A)	8,654	82,473
Amicus Therapeutics, Inc. (A)	133,039	1,499,350

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	15

	Shares	Value
Health care (continued)
Biotechnology (continued)
Anika Therapeutics, Inc. (A)	2,273	$86,374
Aptevo Therapeutics, Inc. (A)	4,366	3,165
Aravive, Inc. (A)	937	5,444
Ardelyx, Inc. (A)	2,085	5,692
Biohaven Pharmaceutical Holding Company, Ltd. (A)	31,787	1,794,694
Calithera Biosciences, Inc. (A)	3,123	16,427
Catalyst Biosciences, Inc. (A)	910	7,153
Catalyst Pharmaceuticals, Inc. (A)	65,300	228,550
Chimerix, Inc. (A)	15,413	52,404
Concert Pharmaceuticals, Inc. (A)	1,726	17,588
Emergent BioSolutions, Inc. (A)	2,071	82,674
Five Prime Therapeutics, Inc. (A)	1,403	11,785
Global Blood Therapeutics, Inc. (A)	31,771	1,931,041
Heron Therapeutics, Inc. (A)(B)	10,304	175,477
Merrimack Pharmaceuticals, Inc. (A)	4,165	24,407
Myriad Genetics, Inc. (A)	3,693	91,476
PDL BioPharma, Inc. (A)	27,504	77,561
Portola Pharmaceuticals, Inc. (A)	38,647	1,077,865
Prothena Corp. PLC (A)	2,514	23,430
Ra Pharmaceuticals, Inc. (A)	2,517	54,443
Retrophin, Inc. (A)	44,486	824,326
Sierra Oncology, Inc. (A)	14,470	16,351
United Therapeutics Corp. (A)	2,541	213,368
Vericel Corp. (A)	96,782	1,514,638
Zafgen, Inc. (A)	3,703	6,776
Health care equipment and supplies 3.5%
AngioDynamics, Inc. (A)	5,023	94,382
AtriCure, Inc. (A)	57,306	1,679,066
Avanos Medical, Inc. (A)	6,040	227,587
Cardiovascular Systems, Inc. (A)	59,178	2,304,983
CONMED Corp.	2,729	219,630
Electromed, Inc. (A)	2,000	9,700
FONAR Corp. (A)	820	15,744
Globus Medical, Inc., Class A (A)	75,674	2,973,988
ICU Medical, Inc. (A)	9,010	1,917,328
Integer Holdings Corp. (A)	2,625	184,013
Invacare Corp.	10,063	59,674
Kewaunee Scientific Corp.	80	1,720
Natus Medical, Inc. (A)	2,624	65,338
Orthofix Medical, Inc. (A)	1,132	55,842
RTI Surgical Holdings, Inc. (A)	18,893	79,917
Wright Medical Group NV (A)	52,061	1,599,314
Health care providers and services 1.5%
Acadia Healthcare Company, Inc. (A)(B)	31,162	1,004,040
Addus HomeCare Corp. (A)	2,141	146,402
Brookdale Senior Living, Inc. (A)	21,605	133,519
Community Health Systems, Inc. (A)(B)	7,964	21,184
Cross Country Healthcare, Inc. (A)	6,620	47,068
DaVita, Inc. (A)	5,046	219,097
Digirad Corp.	3,687	2,216
Diplomat Pharmacy, Inc. (A)	5,650	26,103
InfuSystem Holdings, Inc. (A)	5,153	25,250

16	JOHN HANCOCK NEW OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Health care providers and services (continued)
LHC Group, Inc. (A)	16,853	$1,909,108
Magellan Health, Inc. (A)	2,968	195,977
MedCath Corp. (A)(C)	4,104	2,052
MEDNAX, Inc. (A)	7,926	195,455
National HealthCare Corp.	2,415	187,573
Owens & Minor, Inc.	12,316	33,130
Patterson Companies, Inc.	3,784	79,540
Premier, Inc., Class A (A)	2,224	81,732
Select Medical Holdings Corp. (A)	20,799	292,226
Surgery Partners, Inc. (A)	9,453	81,012
The Ensign Group, Inc.	2,082	110,887
The Providence Service Corp. (A)	1,779	115,066
Triple-S Management Corp., Class B (A)	3,548	86,926
Health care technology 0.8%
Allscripts Healthcare Solutions, Inc. (A)	11,276	109,715
Evolent Health, Inc., Class A (A)	8,062	85,780
HealthStream, Inc. (A)	4,427	110,675
Medidata Solutions, Inc. (A)	25,039	2,282,305
NextGen Healthcare, Inc. (A)	4,102	78,964
Life sciences tools and services 1.0%
Bruker Corp.	28,467	1,189,067
Harvard Bioscience, Inc. (A)	7,918	17,974
Luminex Corp.	5,902	124,532
Syneos Health, Inc. (A)	43,801	1,805,915
Pharmaceuticals 2.4%
Amphastar Pharmaceuticals, Inc. (A)	1,556	29,953
Assertio Therapeutics, Inc. (A)	9,680	28,362
Catalent, Inc. (A)	53,113	2,416,642
Cumberland Pharmaceuticals, Inc. (A)	631	3,950
Dova Pharmaceuticals, Inc. (A)(B)	71,592	631,441
Endo International PLC (A)	7,582	37,531
GW Pharmaceuticals PLC, ADR (A)	8,052	1,394,928
Horizon Therapeutics PLC (A)	12,202	290,774
Intra-Cellular Therapies, Inc. (A)	12,900	167,571
Mallinckrodt PLC (A)	10,300	89,507
Melinta Therapeutics, Inc. (A)	638	1,359
Neos Therapeutics, Inc. (A)	18,500	26,455
Otonomy, Inc. (A)	10,415	25,829
Perrigo Company PLC	6,552	275,315
Prestige Consumer Healthcare, Inc. (A)	40,877	1,186,659
Taro Pharmaceutical Industries, Ltd.	388	36,076
Tetraphase Pharmaceuticals, Inc. (A)	4,983	4,032
Zogenix, Inc. (A)	30,630	1,154,445
Industrials 18.8%		62,023,796

Aerospace and defense 0.8%
AAR Corp.	47,589	1,431,953
Arotech Corp. (A)	2,211	4,665
Astronics Corp. (A)	737	29,974
Astronics Corp., Class B (A)	60	2,430
CPI Aerostructures, Inc. (A)	1,951	13,774
Cubic Corp.	3,913	220,771
Ducommun, Inc. (A)	2,436	109,937

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	17

	Shares	Value
Industrials (continued)
Aerospace and defense (continued)
Mercury Systems, Inc. (A)	3,309	$227,527
Moog, Inc., Class A	3,403	280,475
National Presto Industries, Inc.	1,048	102,589
SIFCO Industries, Inc. (A)	400	1,164
The KeyW Holding Corp. (A)	9,126	102,668
Triumph Group, Inc.	2,074	40,215
Vectrus, Inc. (A)	2,461	86,849
Wesco Aircraft Holdings, Inc. (A)	12,473	122,485
Air freight and logistics 0.3%
Air Transport Services Group, Inc. (A)	5,315	116,611
Atlas Air Worldwide Holdings, Inc. (A)	2,696	95,411
Echo Global Logistics, Inc. (A)	4,467	87,866
Forward Air Corp.	1,583	88,379
Hub Group, Inc., Class A (A)	4,138	161,216
Radiant Logistics, Inc. (A)	11,599	73,770
XPO Logistics, Inc. (A)(B)	5,557	289,464
Airlines 1.4%
Alaska Air Group, Inc.	8,129	473,108
Allegiant Travel Company	18,977	2,658,867
Copa Holdings SA, Class A	1,303	116,762
Hawaiian Holdings, Inc.	4,431	110,686
JetBlue Airways Corp. (A)	37,419	644,729
SkyWest, Inc.	4,896	287,493
Spirit Airlines, Inc. (A)	7,014	323,205
Building products 1.7%
Alpha Pro Tech, Ltd. (A)	4,132	14,793
American Woodmark Corp. (A)	36,293	2,630,880
Apogee Enterprises, Inc.	21,973	796,521
Armstrong Flooring, Inc. (A)	6,632	69,901
Builders FirstSource, Inc. (A)	4,492	63,247
CSW Industrials, Inc.	1,728	110,471
Fortune Brands Home & Security, Inc.	3,769	181,138
Gibraltar Industries, Inc. (A)	3,802	135,731
Griffon Corp.	5,606	80,614
Insteel Industries, Inc.	3,280	59,958
JELD-WEN Holding, Inc. (A)	30,692	579,772
Masonite International Corp. (A)	2,389	113,597
Owens Corning	6,434	311,856
Patrick Industries, Inc. (A)	520	21,211
PGT Innovations, Inc. (A)	1,557	23,293
Quanex Building Products Corp.	7,897	122,482
Resideo Technologies, Inc. (A)	4,947	97,357
Simpson Manufacturing Company, Inc.	872	53,052
Universal Forest Products, Inc.	9,840	317,340
Commercial services and supplies 1.7%
ABM Industries, Inc.	9,148	331,615
ACCO Brands Corp.	17,792	130,771
Acme United Corp.	300	5,994
Advanced Disposal Services, Inc. (A)	4,323	138,941
AMREP Corp. (A)	120	619
ARC Document Solutions, Inc. (A)	18,059	36,118
Brady Corp., Class A	3,876	179,459

18	JOHN HANCOCK NEW OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Industrials (continued)
Commercial services and supplies (continued)
CECO Environmental Corp. (A)	7,708	$68,216
Civeo Corp. (A)	37,150	50,524
Clean Harbors, Inc. (A)	4,769	305,788
Deluxe Corp.	2,054	76,409
Ennis, Inc.	4,732	87,637
Heritage-Crystal Clean, Inc. (A)	4,696	117,400
HNI Corp.	1,577	52,293
Hudson Technologies, Inc. (A)	7,240	11,584
Knoll, Inc.	1,903	37,375
LSC Communications, Inc.	5,821	28,232
Matthews International Corp., Class A	2,518	85,688
McGrath RentCorp	4,212	236,841
Mobile Mini, Inc.	4,820	147,829
Multi-Color Corp.	1,563	77,744
NL Industries, Inc. (A)	5,369	17,557
PICO Holdings, Inc. (A)	5,367	56,515
Quad/Graphics, Inc.	2,458	20,573
Ritchie Brothers Auctioneers, Inc.	55,991	1,868,420
SP Plus Corp. (A)	3,310	102,709
Steelcase, Inc., Class A	8,005	128,400
Team, Inc. (A)	69,064	1,002,809
UniFirst Corp.	604	95,903
Viad Corp.	3,248	204,104
Virco Manufacturing Corp.	700	2,884
VSE Corp.	2,544	61,336
Construction and engineering 1.3%
AECOM (A)	19,005	606,260
Aegion Corp. (A)	3,300	47,520
Arcosa, Inc.	7,069	239,568
Argan, Inc.	2,178	100,036
Dycom Industries, Inc. (A)	21,075	1,099,483
EMCOR Group, Inc.	1,809	145,733
Granite Construction, Inc.	5,676	228,118
Great Lakes Dredge & Dock Corp. (A)	12,708	135,213
MasTec, Inc. (A)	5,633	261,878
MYR Group, Inc. (A)	3,216	103,845
Northwest Pipe Company (A)	3,747	87,080
NV5 Global, Inc. (A)	1,069	83,115
Orion Group Holdings, Inc. (A)	9,419	23,265
Primoris Services Corp.	6,466	117,940
Quanta Services, Inc.	19,909	692,037
Sterling Construction Company, Inc. (A)	5,962	71,186
The Goldfield Corp. (A)	10,094	24,427
Tutor Perini Corp. (A)	7,188	104,514
Valmont Industries, Inc.	1,087	122,951
WillScot Corp. (A)	1,885	25,598
Electrical equipment 1.5%
Acuity Brands, Inc.	7,300	902,791
AZZ, Inc.	4,858	204,425
Broadwind Energy, Inc. (A)	3,229	5,974
Encore Wire Corp.	2,365	118,037
LSI Industries, Inc.	5,767	20,415

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	19

	Shares	Value
Industrials (continued)
Electrical equipment (continued)
Powell Industries, Inc.	49,651	$1,708,987
Preformed Line Products Company	1,172	55,096
Regal Beloit Corp.	5,221	379,567
Sensata Technologies Holding PLC (A)	6,783	289,566
Sunrun, Inc. (A)	799	12,512
Thermon Group Holdings, Inc. (A)	54,010	1,187,140
Ultralife Corp. (A)	3,715	28,791
Industrial conglomerates 0.0%
Carlisle Companies, Inc.	684	91,184
Machinery 4.3%
Actuant Corp., Class A	4,642	102,774
AGCO Corp.	5,944	395,633
Alamo Group, Inc.	1,991	189,006
ARC Group Worldwide, Inc. (A)	4,288	2,080
Astec Industries, Inc.	3,403	100,150
Barnes Group, Inc.	4,220	218,258
Briggs & Stratton Corp.	4,656	43,766
Chart Industries, Inc. (A)	4,696	359,854
CIRCOR International, Inc. (A)	3,781	159,785
Colfax Corp. (A)	12,574	315,607
Columbus McKinnon Corp.	3,520	127,635
Commercial Vehicle Group, Inc. (A)	2,321	14,413
EnPro Industries, Inc.	1,363	75,633
ESCO Technologies, Inc.	4,383	306,328
Federal Signal Corp.	7,279	173,895
Franklin Electric Company, Inc.	2,528	110,802
FreightCar America, Inc. (A)	2,894	17,451
Gencor Industries, Inc. (A)	2,851	31,589
Graham Corp.	2,074	42,330
Hurco Companies, Inc.	1,523	53,396
Hyster-Yale Materials Handling, Inc.	2,175	95,657
ITT, Inc.	5,195	299,336
John Bean Technologies Corp.	15,825	1,622,854
Kennametal, Inc.	3,256	100,122
LB Foster Company, Class A (A)	3,584	86,625
Lydall, Inc. (A)	1,633	29,525
Milacron Holdings Corp. (A)	6,459	74,149
Miller Industries, Inc.	1,559	41,391
Mueller Industries, Inc.	859	23,150
Mueller Water Products, Inc., Class A	2,251	20,799
NN, Inc.	6,386	49,492
Oshkosh Corp.	5,737	408,417
Park-Ohio Holdings Corp.	3,122	97,469
Perma-Pipe International Holdings, Inc. (A)	780	7,020
RBC Bearings, Inc. (A)	14,223	2,023,933
REV Group, Inc.	1,607	17,806
Rexnord Corp. (A)	3,905	102,741
Snap-on, Inc.	100	15,592
Spartan Motors, Inc.	122,716	1,059,039
SPX FLOW, Inc. (A)	3,411	121,773
Standex International Corp.	297	19,317
Sun Hydraulics Corp.	20,179	842,473

20	JOHN HANCOCK NEW OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Industrials (continued)
Machinery (continued)
Terex Corp.	3,138	$84,004
The Eastern Company	481	11,698
The Gorman-Rupp Company	1,299	38,541
The Greenbrier Companies, Inc.	1,739	47,318
The Manitowoc Company, Inc. (A)	6,034	82,364
The Timken Company	5,633	247,908
Titan International, Inc.	141,234	596,007
TriMas Corp. (A)	3,464	99,244
Trinity Industries, Inc.	19,417	374,360
Twin Disc, Inc. (A)	2,590	37,348
Wabash National Corp.	7,686	103,838
Watts Water Technologies, Inc., Class A	1,763	143,491
Woodward, Inc.	20,079	2,187,005
Marine 0.3%
Costamare, Inc.	23,069	118,113
Eagle Bulk Shipping, Inc. (A)	2,471	11,515
Kirby Corp. (A)	5,684	439,828
Matson, Inc.	5,940	203,267
Scorpio Bulkers, Inc.	24,679	104,392
Professional services 2.1%
Acacia Research Corp. (A)	5,327	16,620
ASGN, Inc. (A)	1,075	54,535
CBIZ, Inc. (A)	6,916	136,937
CRA International, Inc.	2,047	76,640
Exponent, Inc.	45,425	2,546,071
Forrester Research, Inc.	33,503	1,525,392
FTI Consulting, Inc. (A)	4,852	407,180
GP Strategies Corp. (A)	2,847	38,833
Heidrick & Struggles International, Inc.	3,878	117,736
Hill International, Inc. (A)	4,471	11,759
Huron Consulting Group, Inc. (A)	4,310	212,181
ICF International, Inc.	3,172	231,207
InnerWorkings, Inc. (A)	13,835	46,901
Kelly Services, Inc., Class A	4,934	115,949
Korn Ferry	8,789	378,630
ManpowerGroup, Inc.	4,975	425,462
Mistras Group, Inc. (A)	3,943	54,492
Navigant Consulting, Inc.	6,459	142,098
RCM Technologies, Inc. (A)	100	330
Red Violet, Inc. (A)	363	4,276
Resources Connection, Inc.	7,043	108,110
TrueBlue, Inc. (A)	5,409	114,887
Volt Information Sciences, Inc. (A)	619	2,686
WageWorks, Inc. (A)	781	39,027
Road and rail 1.1%
AMERCO	1,874	690,044
ArcBest Corp.	3,414	85,589
Covenant Transportation Group, Inc., Class A (A)	3,007	45,165
Genesee & Wyoming, Inc., Class A (A)	5,586	531,899
Heartland Express, Inc.	2,776	49,635
Hertz Global Holdings, Inc. (A)	6,194	87,150
Knight-Swift Transportation Holdings, Inc.	37,324	1,031,635

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	21

	Shares	Value
Industrials (continued)
Road and rail (continued)
Marten Transport, Ltd.	5,909	$104,117
P.A.M. Transportation Services, Inc. (A)	629	35,224
Patriot Transportation Holding, Inc. (A)	22	398
Ryder System, Inc.	6,180	312,090
Saia, Inc. (A)	3,180	187,620
Schneider National, Inc., Class B	5,155	86,604
USA Truck, Inc. (A)	2,845	32,376
Werner Enterprises, Inc.	9,740	271,551
Trading companies and distributors 2.2%
Air Lease Corp.	14,808	533,088
Aircastle, Ltd.	12,824	249,042
Applied Industrial Technologies, Inc.	1,600	86,928
Beacon Roofing Supply, Inc. (A)	4,372	151,096
BMC Stock Holdings, Inc. (A)	5,789	115,954
CAI International, Inc. (A)	2,793	62,898
DXP Enterprises, Inc. (A)	2,362	76,104
GATX Corp.	4,885	341,071
GMS, Inc. (A)	6,268	105,553
Herc Holdings, Inc. (A)	1,036	35,255
Houston Wire & Cable Company (A)	3,838	20,111
Huttig Building Products, Inc. (A)	5,749	15,062
Kaman Corp.	3,206	178,286
Lawson Products, Inc. (A)	1,231	45,153
MRC Global, Inc. (A)	6,778	100,314
MSC Industrial Direct Company, Inc., Class A	800	56,528
NOW, Inc. (A)	12,086	157,481
Rush Enterprises, Inc., Class A	2,569	90,609
Rush Enterprises, Inc., Class B	3,809	136,819
SiteOne Landscape Supply, Inc. (A)	38,529	2,499,376
Textainer Group Holdings, Ltd. (A)	1,374	12,723
Titan Machinery, Inc. (A)	98,052	1,639,429
Transcat, Inc. (A)	551	13,665
Triton International, Ltd.	6,769	200,024
Univar, Inc. (A)	4,758	95,208
Veritiv Corp. (A)	3,711	65,536
WESCO International, Inc. (A)	5,368	251,383
Willis Lease Finance Corp. (A)	281	13,994
Transportation infrastructure 0.1%
Macquarie Infrastructure Corp.	5,166	205,968
Information technology 14.0%		46,316,674

Communications equipment 0.7%
ADTRAN, Inc.	12,940	202,899
Applied Optoelectronics, Inc. (A)(B)	48,700	421,742
BK Technologies Corp.	877	3,464
Calix, Inc. (A)	9,932	60,089
Clearfield, Inc. (A)	1,400	18,606
CommScope Holding Company, Inc. (A)	4,534	73,224
Communications Systems, Inc.	1,201	3,399
Comtech Telecommunications Corp.	4,527	95,746
Digi International, Inc. (A)	8,862	96,507
EchoStar Corp., Class A (A)	5,698	243,760
Finisar Corp. (A)	13,688	287,174

22	JOHN HANCOCK NEW OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Information technology (continued)
Communications equipment (continued)
Harmonic, Inc. (A)	21,082	$110,048
Infinera Corp. (A)	18,286	56,869
InterDigital, Inc.	2,529	160,642
KVH Industries, Inc. (A)	4,329	40,216
NETGEAR, Inc. (A)	4,776	120,355
NetScout Systems, Inc. (A)	12,136	297,453
Network-1 Technologies, Inc.	3,000	6,810
Optical Cable Corp. (A)	100	416
Ribbon Communications, Inc. (A)	7,474	31,914
TESSCO Technologies, Inc.	1,368	23,940
Electronic equipment, instruments and components 3.6%
ADDvantage Technologies Group, Inc. (A)	471	669
Anixter International, Inc. (A)	4,830	257,729
Arlo Technologies, Inc. (A)	14,182	48,644
Arrow Electronics, Inc. (A)	14,070	881,626
Avnet, Inc.	19,287	787,681
AVX Corp.	29,083	430,138
Bel Fuse, Inc., Class B	2,788	48,177
Belden, Inc.	2,490	127,488
Benchmark Electronics, Inc.	3,721	82,197
Coherent, Inc. (A)	647	71,189
CTS Corp.	3,537	93,589
Daktronics, Inc.	10,214	63,429
ePlus, Inc. (A)	1,285	90,798
Fabrinet (A)	5,177	220,747
FARO Technologies, Inc. (A)	2,212	97,549
Flex, Ltd. (A)	23,513	210,206
II-VI, Inc. (A)	7,533	236,762
Insight Enterprises, Inc. (A)	2,299	118,353
Jabil, Inc.	25,538	627,979
KEMET Corp.	6,312	100,361
Key Tronic Corp. (A)	1,300	6,708
Kimball Electronics, Inc. (A)	6,226	88,721
Knowles Corp. (A)	11,804	185,677
Luna Innovations, Inc. (A)	1,900	7,980
Methode Electronics, Inc.	1,838	45,270
MTS Systems Corp.	26,451	1,435,231
OSI Systems, Inc. (A)	1,363	141,193
PAR Technology Corp. (A)	7	197
Park Electrochemical Corp.	3,108	46,434
PC Connection, Inc.	2,920	92,681
PCM, Inc. (A)	2,932	74,913
Plexus Corp. (A)	4,965	245,916
RF Industries, Ltd.	33	257
Richardson Electronics, Ltd.	1,362	6,919
Rogers Corp. (A)	24,800	3,422,152
Sanmina Corp. (A)	8,214	218,410
ScanSource, Inc. (A)	4,307	125,807
SYNNEX Corp.	5,499	476,818
Tech Data Corp. (A)	3,941	357,252
TTM Technologies, Inc. (A)	13,528	115,394
Vishay Intertechnology, Inc.	19,833	302,255
Vishay Precision Group, Inc. (A)	1,509	54,052

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	23

	Shares	Value
Information technology (continued)
IT services 2.0%
CACI International, Inc., Class A (A)	1,691	$344,152
Conduent, Inc. (A)	8,777	78,115
EPAM Systems, Inc. (A)	15,154	2,615,429
ExlService Holdings, Inc. (A)	17,068	1,011,450
KBR, Inc.	13,262	294,682
Limelight Networks, Inc. (A)	1,035	3,188
LiveRamp Holdings, Inc. (A)	2,549	130,968
Luxoft Holding, Inc. (A)	377	21,704
ManTech International Corp., Class A	4,403	270,212
Perficient, Inc. (A)	4,821	146,703
Perspecta, Inc.	2,280	49,499
PRGX Global, Inc. (A)	3,322	21,693
Steel Connect, Inc. (A)	5,824	10,600
Sykes Enterprises, Inc. (A)	5,755	142,494
Virtusa Corp. (A)	32,939	1,396,614
Semiconductors and semiconductor equipment 2.7%
Advanced Energy Industries, Inc. (A)	954	47,862
Alpha & Omega Semiconductor, Ltd. (A)	2,175	18,575
Amkor Technology, Inc. (A)	42,201	273,462
Amtech Systems, Inc. (A)	5,338	28,665
Axcelis Technologies, Inc. (A)	5,583	82,796
AXT, Inc. (A)	12,819	51,148
Brooks Automation, Inc.	7,013	248,891
Cabot Microelectronics Corp.	11,361	1,107,357
CEVA, Inc. (A)	1,010	23,058
Cirrus Logic, Inc. (A)	2,843	106,243
Cohu, Inc.	5,891	85,714
CyberOptics Corp. (A)	1,507	23,132
Diodes, Inc. (A)	7,653	236,707
DSP Group, Inc. (A)	3,161	44,159
Entegris, Inc.	36,950	1,268,863
First Solar, Inc. (A)	4,856	281,842
FormFactor, Inc. (A)	10,304	147,965
GSI Technology, Inc. (A)	5,171	43,023
Ichor Holdings, Ltd. (A)	1,885	39,774
inTEST Corp. (A)	3,449	17,314
Kulicke & Soffa Industries, Inc.	4,224	81,903
MACOM Technology Solutions Holdings, Inc. (A)	40,519	573,344
MKS Instruments, Inc.	3,672	262,401
Nanometrics, Inc. (A)	4,030	114,654
NeoPhotonics Corp. (A)	9,309	36,212
ON Semiconductor Corp. (A)	7,925	140,748
PDF Solutions, Inc. (A)	5,059	61,467
Photronics, Inc. (A)	11,004	89,242
Power Integrations, Inc.	17,098	1,114,106
Rambus, Inc. (A)	10,912	123,960
Rudolph Technologies, Inc. (A)	5,205	120,079
Silicon Laboratories, Inc. (A)	18,622	1,742,461
Synaptics, Inc. (A)	3,178	84,058
Ultra Clean Holdings, Inc. (A)	8,161	104,053
Veeco Instruments, Inc. (A)	10,158	116,715
Xperi Corp.	3,065	64,396

24	JOHN HANCOCK NEW OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Information technology (continued)
Software 4.7%
Agilysys, Inc. (A)	4,455	$97,119
Aware, Inc. (A)	2,100	6,930
Bottomline Technologies DE, Inc. (A)	21,341	932,175
HubSpot, Inc. (A)	15,962	2,765,895
LogMeIn, Inc.	631	45,325
MicroStrategy, Inc., Class A (A)	18,418	2,447,936
Mimecast, Ltd. (A)	56,692	2,573,817
Monotype Imaging Holdings, Inc.	2,820	45,938
OneSpan, Inc. (A)	1,553	21,664
Paylocity Holding Corp. (A)	32,102	3,217,262
Rapid7, Inc. (A)	56,396	2,946,691
Seachange International, Inc. (A)	4,794	6,088
Synchronoss Technologies, Inc. (A)	3,161	20,167
TiVo Corp.	19,395	139,644
Verint Systems, Inc. (A)	2,171	123,204
Technology hardware, storage and peripherals 0.3%
Electronics For Imaging, Inc. (A)	8,142	298,404
Intevac, Inc. (A)	3,303	17,506
Stratasys, Ltd. (A)	3,294	72,172
Super Micro Computer, Inc. (A)	10,289	195,491
Xerox Corp.	13,021	398,573
Materials 4.3%		14,213,046

Chemicals 2.4%
AdvanSix, Inc. (A)	1,151	28,061
AgroFresh Solutions, Inc. (A)(B)	7,989	19,253
American Vanguard Corp.	5,325	70,716
Ashland Global Holdings, Inc.	2,352	176,094
Balchem Corp.	23,234	2,107,091
Cabot Corp.	3,032	121,098
Element Solutions, Inc. (A)	25,330	239,622
Flotek Industries, Inc. (A)(B)	10,969	33,346
FutureFuel Corp.	6,598	68,487
Hawkins, Inc.	2,731	97,114
HB Fuller Company	4,371	172,349
Huntsman Corp.	66,125	1,148,591
Innophos Holdings, Inc.	3,396	90,300
Innospec, Inc.	4,229	341,323
Intrepid Potash, Inc. (A)	31,484	99,489
Kraton Corp. (A)	4,330	105,955
Kronos Worldwide, Inc.	3,195	40,289
LSB Industries, Inc. (A)	5,634	18,874
Minerals Technologies, Inc.	3,713	193,002
Olin Corp.	12,036	236,026
PolyOne Corp.	46,781	1,175,607
PQ Group Holdings, Inc. (A)	3,911	59,252
Rayonier Advanced Materials, Inc.	671	4,382
Stepan Company	3,541	300,489
The Mosaic Company	21,879	469,742
Trecora Resources (A)	5,669	53,742
Tredegar Corp.	4,557	71,044
Trinseo SA	1,687	62,149
Tronox Holdings PLC, Class A	7,352	68,153

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	25

	Shares	Value
Materials (continued)
Chemicals (continued)
Westlake Chemical Corp.	2,084	$119,392
Construction materials 0.0%
Summit Materials, Inc., Class A (A)	8,434	117,907
U.S. Concrete, Inc. (A)	437	20,351
United States Lime & Minerals, Inc.	659	53,814
Containers and packaging 0.2%
Graphic Packaging Holding Company	21,579	280,527
Greif, Inc., Class A	3,497	123,934
Sonoco Products Company	3,598	222,464
UFP Technologies, Inc. (A)	238	8,787
Metals and mining 1.3%
Alcoa Corp. (A)	13,581	287,781
Allegheny Technologies, Inc. (A)	4,937	105,701
Ampco-Pittsburgh Corp. (A)	2,828	13,292
Carpenter Technology Corp.	5,931	240,561
Century Aluminum Company (A)	5,919	33,087
Coeur Mining, Inc. (A)	19,390	55,068
Commercial Metals Company	12,516	167,089
Ferroglobe PLC	8,069	11,942
Friedman Industries, Inc.	1,405	10,369
Gold Resource Corp.	6,906	19,613
Haynes International, Inc.	47,831	1,393,317
Hecla Mining Company	52,275	68,480
Kaiser Aluminum Corp.	367	32,707
Materion Corp.	3,775	228,199
Nexa Resources SA	2,164	20,731
Olympic Steel, Inc.	2,536	31,396
Reliance Steel & Aluminum Company	8,126	676,652
Schnitzer Steel Industries, Inc., Class A	4,276	90,266
Steel Dynamics, Inc.	8,013	201,527
SunCoke Energy, Inc. (A)	12,432	91,251
Synalloy Corp.	380	7,053
TimkenSteel Corp. (A)	9,545	67,865
United States Steel Corp. (B)	16,200	191,484
Universal Stainless & Alloy Products, Inc. (A)	1,778	22,581
Warrior Met Coal, Inc.	1,903	49,116
Worthington Industries, Inc.	5,195	177,357
Paper and forest products 0.4%
Boise Cascade Company	4,035	89,577
Clearwater Paper Corp. (A)	3,581	57,690
Domtar Corp.	8,382	352,463
Louisiana-Pacific Corp.	10,306	235,183
Mercer International, Inc.	8,697	124,628
Neenah, Inc.	344	19,663
PH Glatfelter Company	5,630	82,085
Resolute Forest Products, Inc.	14,502	93,248
Schweitzer-Mauduit International, Inc.	3,965	124,065
Verso Corp., Class A (A)	7,035	121,143
Real estate 1.5%		4,980,094

Equity real estate investment trusts 1.3%
Alexander & Baldwin, Inc. (A)	793	18,295

26	JOHN HANCOCK NEW OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

			Shares	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Franklin Street Properties Corp.			94,300	$682,732
QTS Realty Trust, Inc., Class A			42,334	1,954,561
STAG Industrial, Inc.			59,290	1,730,082
Real estate management and development 0.2%
Consolidated-Tomoka Land Company			751	44,910
Forestar Group, Inc. (A)			869	15,564
FRP Holdings, Inc. (A)			390	18,143
Newmark Group, Inc., Class A			4,379	34,944
Rafael Holdings, Inc., Class B (A)			2,221	36,091
RE/MAX Holdings, Inc., Class A			2,934	86,905
Realogy Holdings Corp. (B)			11,603	82,265
Tejon Ranch Company (A)			5,805	93,983
The Howard Hughes Corp. (A)			1,027	105,617
The St. Joe Company (A)			4,771	76,002
Utilities 0.1%				343,750

Independent power and renewable electricity producers 0.1%
Ormat Technologies, Inc.			3,932	232,145
TerraForm Power, Inc., Class A			8,267	111,605

	Yield (%)		Shares	Value
Securities lending collateral 2.4%				$7,743,375
(Cost $7,740,797)
John Hancock Collateral Trust (D)	2.3405	(E)	773,796	7,743,375
Short-term investments 1.3%				$4,445,043
(Cost $4,445,043)
Money market funds 1.3%				4,445,043

State Street Institutional Treasury Money Market Fund, Premier Class	2.3043	(E)	1,822,277	1,822,277
State Street Institutional U.S. Government Money Market Fund, Premier Class	2.3150	(E)	2,622,766	2,622,766
Total investments (Cost $310,792,595) 102.3%				$337,301,308
Other assets and liabilities, net (2.3%)				(7,678,976)
Total net assets 100.0%				$329,622,332

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 5-31-19. The value of securities on loan amounted to $7,421,509.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 5-31-19.

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	27

Notes to Fund’s investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of May 31, 2019, by major security category or type:

			Level 2	Level 3
	Total	Level 1	significant	significant
	value at	quoted	observable	unobservable
	5-31-19	price	inputs	inputs
Investments in securities:
Assets
Common stocks
Communication services	$6,153,172	$6,152,692	—	$480
Consumer discretionary	45,647,951	45,647,951	—	—
Consumer staples	10,823,854	10,823,854	—	—
Energy	20,654,503	20,654,503	—	—
Financials	72,243,560	72,239,355	—	4,205
Health care	41,712,490	41,710,438	—	2,052
Industrials	62,023,796	62,023,796	—	—
Information technology	46,316,674	46,316,674	—	—
Materials	14,213,046	14,213,046	—	—
Real estate	4,980,094	4,980,094	—	—
Utilities	343,750	343,750	—	—
Securities lending collateral	7,743,375	7,743,375	—	—
Short-term investments	4,445,043	4,445,043	—	—

Total investments in securities	$337,301,308	$337,294,571	—	$6,737

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions			Change in
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust	6,244,344	11,270,571	(16,741,119)	773,796	—	—	$2,216	($8,928)	$7,743,375

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

28

More information

How to contact us

Internet	www.jhinvestments.com

Mail	Regular mail:	Express mail:
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	2000 Crown Colony Drive
	Boston, MA 02205-5913	Suite 55913
Quincy, MA 02169-0953

Phone	Customer service representatives	800-225-5291
	EASI-Line	800-338-8080
	TDD line	800-231-5469

This report is for the information of the shareholders of John Hancock New Opportunities Fund.	452Q3 05/19 7/19